Other income - net	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income Expense [Abstract]
Other income - net
24.
Other income – net

Other expenses (incomes) are comprised of the following as of December 31, 2022, 2023 and 2024:

	2022		2023		2024
Recovery insurance	Ps.	(4,946)	Ps.	(6,295)	Ps.	(12,971)
Sale of fixed assets		(7,001)		(5,365)		(87,880)
Cancellation of non-eligible liabilities and provisions		(17,784)		(24,948)		(25,220)
Other income		(36,515)		(27,724)		(102,467)
Total other income		(66,246)		(64,332)		(228,538)

Repair of damage from natural disasters		3,105		18,262		4,857
Cost of retirement and disposal of fixed assets		21,382		5,339		45,890
Other expenses		15,331		24,855		72,715
Total other expenses		39,818		48,456		123,462
Other expense (income) – Net	Ps.	(26,428)	Ps.	(15,876)	Ps.	(105,076)